Interest-bearing loans and borrowings - Disclosure of future lease payments for these leaseback agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 2,622,255	$ 930,713	$ 1,696,280
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	303,687	295,648	157,647
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	1,429,347	552,319	1,317,288
More than five years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	889,221	82,746	$ 221,345
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	704,337	76,505
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	31,701	4,547
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	141,251	19,130
Sale and leaseback agreement - lease payments | More than five years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 531,385	$ 52,828